FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
March 31, 2024	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$20,136,022	—	—
Subscription Financial Liabilities	3	$—	—	$1,782,202
Loan and Transfer note payable	3	$—	—	$217,232

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2023	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$19,901,169	—	—

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2023	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$19,901,169	—	—

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2022	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$299,004,083	—	—

SCHEDULE OF SUBSCRIPTION FINANCIAL LIABILITIES	The key inputs of the models used to value the Company’s Subscription Financial Liabilities as of March 31, 2024 were:
Inputs	March 31, 2024
Term Remaining	0.46
Share Price	$10.75
Risk-Free Rate	5.39%

SCHEDULE OF FAIR VALUE OF SUBSCRIPTION AGREEMENT LIABILITIES
Subscription financial liabilities at December 31, 2023	$-
Change in fair value	1,782,202
Subscription financial liabilities at March 31, 2024	$1,782,202

SCHEDULE OF LOAN AND TRANSFER NOTE PAYABLE	The key inputs of the models used to value the Company’s Loan and Transfer note payable as of March 31, 2024 were:
Inputs	March 31, 2024
Term Remaining	1.47
Share Price	$11.015
Risk-Free Rate	4.78%

SCHEDULE OF FAIR VALUE OF LOAN AND TRANSFER NOTE PAYABLE

The change in the fair value of Loan and Transfer note payable measured using Level 3 inputs, for March 31, 2023 and December 31, 2023 is summarized as follows:

Loan and Transfer note payable at December 31, 2023	$12,384
Change in fair value	204,848
Loan and Transfer note payable at March 31, 2024	$217,232